iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
Axon Enterprise, Inc.
(a)
..................... 978 $ 599,807
Boeing Co. (The)
(a)
........................ 4,080 747,619
General Dynamics Corp. .................... 1,835 499,340
General Electric Co. ....................... 3,038 612,278
HEICO Corp. ........................... 934 234,210
HEICO Corp. , Class A ...................... 1,604 322,292
Howmet Aerospace, Inc. .................... 5,097 706,342
L3Harris Technologies, Inc. .................. 2,239 492,625
Lockheed Martin Corp. ..................... 1,009 482,050
Northrop Grumman Corp. ................... 1,111 540,501
RTX Corp. ............................. 4,514 569,351
Textron, Inc. ............................ 7,005 492,942
TransDigm Group, Inc. ..................... 423 597,729
6,897,086
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 5,583 498,115
Expeditors International of Washington, Inc. ....... 5,128 563,618
FedEx Corp. ............................ 1,979 416,243
United Parcel Service, Inc. , Class B ............ 4,272 407,122
1,885,098
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 11,029 629,315
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 53,021 530,740
General Motors Co. ....................... 10,111 457,422
Rivian Automotive, Inc. , Class A
(a) (b)
............. 52,191 712,929
Tesla, Inc.
(a)
............................. 1,578 445,248
2,146,339
a
Banks  —  2 .2%
Bank of America Corp. ..................... 11,824 471,541
Citigroup, Inc. ........................... 8,178 559,212
Citizens Financial Group, Inc. ................ 13,165 485,657
Fifth Third Bancorp ....................... 12,636 454,138
First Citizens BancShares, Inc. , Class A .......... 276 491,043
Huntington Bancshares, Inc. ................. 34,315 498,597
JPMorgan Chase & Co. .................... 2,208 540,121
KeyCorp ............................... 32,061 475,785
M&T Bank Corp. ......................... 2,802 475,667
PNC Financial Services Group, Inc. (The) ........ 2,760 443,504
Regions Financial Corp. .................... 23,126 472,002
Truist Financial Corp. ...................... 12,477 478,368
U.S. Bancorp ........................... 11,313 456,366
Wells Fargo & Co. ........................ 7,557 536,623
6,838,624
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 15,123 526,885
Coca-Cola Co. (The) ...................... 8,738 633,942
Constellation Brands, Inc. , Class A ............. 2,447 458,910
Keurig Dr Pepper, Inc. ..................... 17,605 608,957
Molson Coors Beverage Co. , Class B ........... 9,753 561,090
Monster Beverage Corp.
(a)
................... 10,398 625,128
PepsiCo, Inc. ........................... 3,349 454,058
3,868,970
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 3,204 625,101
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,247 591,500
Amgen, Inc. ............................ 1,866 542,857
Biogen, Inc.
(a)
........................... 3,637 440,368
Security Shares Value
a
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.
(a)
............... 9,357 $ 595,947
Exact Sciences Corp.
(a)
..................... 12,390 565,480
Gilead Sciences, Inc. ...................... 6,139 654,049
Incyte Corp.
(a)
........................... 7,639 478,660
Moderna, Inc.
(a)
.......................... 14,543 415,057
Natera, Inc.
(a)
........................... 3,771 569,157
Neurocrine Biosciences, Inc.
(a)
................ 4,938 531,773
Regeneron Pharmaceuticals, Inc. .............. 711 425,718
United Therapeutics Corp.
(a)
.................. 1,526 462,515
Vertex Pharmaceuticals, Inc.
(a)
................ 1,141 581,340
7,479,522
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 2,371 437,260
eBay, Inc. .............................. 9,708 661,697
MercadoLibre, Inc.
(a)
....................... 295 687,601
1,786,558
a
Building Products  —  1 .8%
A O Smith Corp. ......................... 8,545 579,864
Allegion PLC ............................ 4,408 613,594
Builders FirstSource, Inc.
(a)
.................. 3,376 403,871
Carlisle Companies, Inc. .................... 1,343 509,642
Carrier Global Corp. ....................... 7,569 473,365
Fortune Brands Innovations, Inc. .............. 8,340 448,859
Johnson Controls International PLC ............ 6,835 573,456
Lennox International, Inc. ................... 984 538,002
Masco Corp. ............................ 7,723 468,091
Owens Corning .......................... 3,131 455,279
Trane Technologies PLC .................... 1,385 530,884
5,594,907
a
Capital Markets  —  5 .1%
Ameriprise Financial, Inc. ................... 1,042 490,803
Ares Management Corp. , Class A .............. 3,551 541,634
Bank of New York Mellon Corp. (The) ........... 7,503 603,316
BlackRock, Inc.
(c)
......................... 542 495,529
Blackstone, Inc. .......................... 3,105 408,960
Carlyle Group, Inc. (The) .................... 11,881 459,082
Cboe Global Markets, Inc. ................... 3,083 683,809
Charles Schwab Corp. (The) ................. 7,177 584,208
CME Group, Inc. , Class A ................... 2,527 700,181
Coinbase Global, Inc. , Class A
(a)
............... 2,019 409,635
FactSet Research Systems, Inc. ............... 1,251 540,707
Franklin Resources, Inc. .................... 29,133 546,535
Goldman Sachs Group, Inc. (The) ............. 942 515,792
Interactive Brokers Group, Inc. , Class A .......... 2,684 461,246
Intercontinental Exchange, Inc. ............... 3,690 619,809
KKR & Co., Inc. .......................... 3,699 422,685
LPL Financial Holdings, Inc. .................. 1,919 613,677
Moody's Corp. ........................... 1,202 544,650
Morgan Stanley .......................... 4,165 480,724
MSCI, Inc. ............................. 967 527,121
Nasdaq, Inc. ............................ 7,401 564,030
Northern Trust Corp. ....................... 5,674 533,243
Raymond James Financial, Inc. ............... 3,728 510,885
Robinhood Markets, Inc. , Class A
(a)
............. 18,828 924,643
S&P Global, Inc. ......................... 1,103 551,555
SEI Investments Co. ....................... 7,751 606,826
State Street Corp. ........................ 6,300 555,030
T Rowe Price Group, Inc. ................... 5,073 449,214
Tradeweb Markets, Inc. , Class A ............... 4,735 654,851
16,000,380
a

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 1,847 $ 500,703
Albemarle Corp. ......................... 5,744 336,311
CF Industries Holdings, Inc. .................. 7,263 569,201
Corteva, Inc. ............................ 10,304 638,745
Dow, Inc. .............................. 13,262 405,685
DuPont de Nemours, Inc. ................... 7,129 470,443
Eastman Chemical Co. ..................... 6,173 475,321
Ecolab, Inc. ............................ 2,311 581,055
International Flavors & Fragrances, Inc. .......... 6,731 528,114
Linde PLC ............................. 1,212 549,315
LyondellBasell Industries N.V. , Class A .......... 7,196 418,879
PPG Industries, Inc. ....................... 4,885 531,781
RPM International, Inc. ..................... 4,512 481,656
Sherwin-Williams Co. (The) .................. 1,481 522,675
Westlake Corp. .......................... 4,782 442,000
7,451,884
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 2,572 544,441
Copart, Inc.
(a)
........................... 10,119 617,562
Republic Services, Inc. ..................... 2,709 679,282
Rollins, Inc. ............................. 11,807 674,534
Veralto Corp. ............................ 5,774 553,727
Waste Connections, Inc. .................... 3,127 617,989
Waste Management, Inc. .................... 2,534 591,334
4,278,869
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 5,758 473,711
Cisco Systems, Inc. ....................... 9,311 537,524
F5, Inc.
(a)
.............................. 2,500 661,850
Juniper Networks, Inc. ..................... 16,211 588,783
Motorola Solutions, Inc. .................... 1,163 512,174
2,774,042
a
Construction & Engineering  —  0 .5%
AECOM ............................... 5,503 542,871
EMCOR Group, Inc. ....................... 1,214 486,450
Quanta Services, Inc.
(b)
..................... 1,794 525,086
1,554,407
a
Construction Materials  —  0 .5%
CRH PLC .............................. 5,831 556,394
Martin Marietta Materials, Inc. ................ 986 516,644
Vulcan Materials Co. ...................... 2,058 539,875
1,612,913
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 17,043 556,624
American Express Co. ..................... 1,926 513,106
Capital One Financial Corp. .................. 3,130 564,214
Discover Financial Services .................. 3,389 619,069
Synchrony Financial ....................... 9,239 479,966
2,732,979
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 32,769 720,263
Costco Wholesale Corp. .................... 581 577,805
Dollar General Corp. ...................... 8,021 751,487
Dollar Tree, Inc.
(a)
......................... 9,538 779,922
Kroger Co. (The) ......................... 9,931 717,118
Sysco Corp. ............................ 7,725 551,565
Target Corp. ............................ 3,724 360,111
Walgreens Boots Alliance, Inc. ................ 70,420 772,507
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 6,192 $ 602,172
5,832,950
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 60,941 560,657
Avery Dennison Corp. ...................... 3,040 520,174
Ball Corp. .............................. 9,768 507,350
Crown Holdings, Inc. ...................... 6,755 650,709
International Paper Co. ..................... 10,853 495,765
Packaging Corp. of America ................. 2,544 472,192
Smurfit WestRock PLC ..................... 11,790 495,416
3,702,263
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 4,951 581,990
LKQ Corp. ............................. 16,245 620,721
Pool Corp. ............................. 1,770 518,858
1,721,569
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 11,266 703,449
a
Diversified Telecommunication Services  —  0 .4%
AT&T, Inc. .............................. 25,193 697,846
Verizon Communications, Inc. ................ 13,628 600,450
1,298,296
a
Electric Utilities  —  3 .1%
Alliant Energy Corp. ....................... 10,276 627,247
American Electric Power Co., Inc. .............. 6,306 683,192
Constellation Energy Corp. .................. 2,569 574,017
Duke Energy Corp. ....................... 5,172 631,088
Edison International ....................... 7,257 388,322
Entergy Corp. ........................... 8,118 675,174
Evergy, Inc. ............................. 9,768 674,969
Eversource Energy ....................... 10,016 595,752
Exelon Corp. ............................ 15,589 731,124
FirstEnergy Corp. ........................ 14,718 631,108
NextEra Energy, Inc. ...................... 7,547 504,743
NRG Energy, Inc. ......................... 6,589 722,023
PG&E Corp. ............................ 27,627 456,398
PPL Corp. ............................. 18,092 660,358
Southern Co. (The) ....................... 6,552 602,063
Xcel Energy, Inc. ......................... 8,667 612,757
9,770,335
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 3,028 513,488
Eaton Corp. PLC ......................... 1,519 447,148
Emerson Electric Co. ...................... 4,430 465,637
GE Vernova, Inc. ......................... 1,717 636,698
Hubbell, Inc. ............................ 1,338 485,935
Rockwell Automation, Inc. ................... 2,082 515,670
Vertiv Holdings Co. , Class A ................. 4,716 402,652
3,467,228
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 7,965 612,907
CDW Corp. ............................. 3,236 519,572
Corning, Inc. ............................ 12,572 557,945
Jabil, Inc. .............................. 4,695 688,099
Keysight Technologies, Inc.
(a)
................. 3,836 557,755
TE Connectivity PLC ...................... 3,795 555,512
Teledyne Technologies, Inc.
(a)
................. 1,249 582,072
Trimble, Inc.
(a)
........................... 8,417 523,032

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 1,519 $ 380,236
4,977,130
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 13,753 486,856
Halliburton Co. .......................... 19,903 394,478
Schlumberger N.V. ........................ 13,397 445,450
1,326,784
a
Entertainment  —  1 .8%
Electronic Arts, Inc. ....................... 3,641 528,273
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 7,107 630,178
Live Nation Entertainment, Inc.
(a) (b)
............. 4,732 626,753
Netflix, Inc.
(a)
............................ 657 743,540
ROBLOX Corp. , Class A
(a)
................... 11,231 753,038
Roku, Inc. , Class A
(a)
...................... 8,292 565,349
Take-Two Interactive Software, Inc.
(a)
............ 3,296 769,023
Walt Disney Co. (The) ..................... 5,415 492,494
Warner Bros Discovery, Inc. , Series A
(a)
.......... 62,247 539,681
5,648,329
a
Financial Services  —  2 .2%
Apollo Global Management, Inc. ............... 3,579 488,462
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,145 610,571
Block, Inc. , Class A
(a) (b)
..................... 7,044 411,863
Corpay, Inc.
(a)
........................... 1,664 541,416
Equitable Holdings, Inc. .................... 12,235 605,021
Fidelity National Information Services, Inc. ........ 6,820 537,962
Fiserv, Inc.
(a)
............................ 2,715 501,107
Global Payments, Inc. ..................... 5,303 404,672
Jack Henry & Associates, Inc. ................ 3,631 629,724
Mastercard, Inc. , Class A .................... 1,054 577,655
PayPal Holdings, Inc.
(a) (b)
.................... 6,776 446,132
Toast, Inc. , Class A
(a)
...................... 15,567 553,874
Visa, Inc. , Class A ........................ 1,759 607,734
6,916,193
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 11,623 554,998
Bunge Global SA ......................... 7,166 564,108
Conagra Brands, Inc. ...................... 22,395 553,380
General Mills, Inc. ........................ 9,153 519,341
Hershey Co. (The) ........................ 3,234 540,693
Hormel Foods Corp. ....................... 20,267 605,983
J M Smucker Co. (The) ..................... 5,626 654,135
Kellanova .............................. 7,425 614,567
Kraft Heinz Co. (The) ...................... 18,416 535,906
McCormick & Co., Inc. , NVS ................. 8,050 617,113
Mondelez International, Inc. , Class A ............ 8,714 593,685
The Campbell's Company ................... 13,984 509,857
Tyson Foods, Inc. , Class A .................. 9,613 588,700
7,452,466
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,148 666,293
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 15,835 444,488
JB Hunt Transport Services, Inc. .............. 3,217 420,076
Norfolk Southern Corp. ..................... 2,158 483,500
Old Dominion Freight Line, Inc. ............... 2,599 398,375
Uber Technologies, Inc.
(a)
................... 7,919 641,518
U-Haul Holding Co. , Series N , NVS ............. 9,819 538,081
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 2,348 $ 506,370
3,432,408
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 4,811 629,038
Align Technology, Inc.
(a)
..................... 2,853 494,425
Baxter International, Inc. .................... 18,862 587,929
Becton Dickinson & Co. .................... 2,503 518,346
Boston Scientific Corp.
(a)
.................... 6,380 656,311
Cooper Companies, Inc. (The)
(a)
............... 5,966 487,243
Dexcom, Inc.
(a)
.......................... 8,292 591,883
Edwards Lifesciences Corp.
(a)
................ 8,930 674,126
GE HealthCare Technologies, Inc. ............. 7,029 494,350
Hologic, Inc.
(a)
........................... 7,706 448,489
IDEXX Laboratories, Inc.
(a)
................... 1,390 601,383
Insulet Corp.
(a)
........................... 2,275 573,960
Intuitive Surgical, Inc.
(a)
..................... 1,042 537,464
Medtronic PLC .......................... 6,442 546,024
ResMed, Inc. ........................... 2,520 596,207
Solventum Corp.
(a)
........................ 8,868 586,352
STERIS PLC ............................ 2,725 612,416
Stryker Corp. ........................... 1,445 540,314
Zimmer Biomet Holdings, Inc. ................ 5,504 567,187
10,743,447
a
Health Care Providers & Services  —  2 .9%
Cardinal Health, Inc. ....................... 4,794 677,344
Cencora, Inc. ........................... 2,355 689,238
Centene Corp.
(a)
......................... 10,338 618,729
Cigna Group (The) ........................ 1,719 584,529
CVS Health Corp. ........................ 10,656 710,862
DaVita, Inc.
(a)
............................ 3,955 559,830
Elevance Health, Inc. ...................... 1,388 583,765
HCA Healthcare, Inc. ...................... 1,637 564,896
Humana, Inc. ........................... 2,067 542,050
Labcorp Holdings, Inc. ..................... 2,481 597,946
McKesson Corp. ......................... 920 655,767
Molina Healthcare, Inc.
(a)
.................... 1,981 647,807
Quest Diagnostics, Inc. ..................... 3,823 681,335
UnitedHealth Group, Inc. .................... 885 364,124
Universal Health Services, Inc. , Class B ......... 3,066 542,897
9,021,119
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 5,591 406,242
Healthpeak Properties, Inc. .................. 28,582 509,903
Ventas, Inc. ............................ 9,368 656,509
Welltower, Inc. ........................... 4,250 648,508
2,221,162
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 2,553 596,611
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 34,454 486,491
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a)
...................... 4,316 526,207
Booking Holdings, Inc. ..................... 113 576,219
Carnival Corp.
(a)
.......................... 24,412 447,716
Chipotle Mexican Grill, Inc.
(a)
................. 9,681 489,084
Darden Restaurants, Inc. ................... 3,603 722,906
Domino's Pizza, Inc. ....................... 1,400 686,518
DoorDash, Inc. , Class A
(a)
................... 3,282 633,065
DraftKings, Inc. , Class A
(a)
................... 14,514 483,171
Expedia Group, Inc. ....................... 3,368 528,540

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment PLC
(a)
.................. 2,229 $ 537,167
Hilton Worldwide Holdings, Inc. ............... 2,298 518,153
Hyatt Hotels Corp. , Class A .................. 3,851 433,931
Las Vegas Sands Corp. .................... 11,978 439,233
Marriott International, Inc. , Class A ............. 2,006 478,591
McDonald's Corp. ........................ 1,869 597,426
MGM Resorts International
(a)
................. 16,416 516,447
Royal Caribbean Cruises Ltd. ................ 2,479 532,762
Starbucks Corp. .......................... 5,681 454,764
Wynn Resorts Ltd. ........................ 7,318 587,708
Yum! Brands, Inc. ........................ 4,379 658,777
10,848,385
a
Household Durables  —  0 .7%
DR Horton, Inc. .......................... 3,626 458,109
Garmin Ltd. ............................. 2,787 520,807
Lennar Corp. , Class A ...................... 3,536 384,045
NVR, Inc.
(a)
............................. 67 477,425
PulteGroup, Inc. ......................... 4,713 483,459
2,323,845
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 5,633 559,582
Clorox Co. (The) ......................... 3,697 526,083
Colgate-Palmolive Co. ..................... 6,327 583,286
Kimberly-Clark Corp. ...................... 4,472 589,320
Procter & Gamble Co. (The) ................. 3,245 527,540
2,785,811
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 4,124 534,594
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 4,391 609,954
Honeywell International, Inc. ................. 2,404 506,042
1,115,996
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 4,878 498,532
a
Insurance  —  4 .7%
Aflac, Inc. .............................. 5,256 571,222
Allstate Corp. (The) ....................... 2,978 590,805
American Financial Group, Inc. ............... 4,322 547,425
American International Group, Inc. ............. 7,744 631,291
Aon PLC , Class A ........................ 1,483 526,154
Arch Capital Group Ltd. .................... 5,852 530,659
Arthur J Gallagher & Co. .................... 1,951 625,666
Assurant, Inc. ........................... 2,927 564,150
Brown & Brown, Inc. ....................... 5,354 592,152
Chubb Ltd. ............................. 2,010 575,021
Cincinnati Financial Corp. ................... 4,028 560,738
Erie Indemnity Co. , Class A , NVS .............. 1,476 529,323
Everest Group Ltd. ........................ 1,657 594,581
Fidelity National Financial, Inc. ................ 10,084 645,880
Hartford Insurance Group, Inc. (The) ............ 5,053 619,852
Loews Corp. ............................ 7,374 640,284
Markel Group, Inc.
(a)
....................... 368 669,245
Marsh & McLennan Companies, Inc. ............ 2,526 569,537
MetLife, Inc. ............................ 7,098 534,976
Principal Financial Group, Inc. ................ 7,058 523,351
Progressive Corp. (The) .................... 2,143 603,769
Prudential Financial, Inc. .................... 4,695 482,223
Travelers Companies, Inc. (The) ............... 2,267 598,783
W R Berkley Corp. ........................ 10,081 722,707
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 1,881 $ 578,972
14,628,766
a
Interactive Media & Services  —  0 .7%
Alphabet, Inc. , Class A ..................... 1,522 241,694
Alphabet, Inc. , Class C , NVS ................. 1,304 209,800
Meta Platforms, Inc. , Class A ................. 893 490,257
Pinterest, Inc. , Class A
(a)
.................... 20,241 512,502
Reddit, Inc. , Class A
(a) (b)
..................... 3,337 388,994
Snap, Inc. , Class A , NVS
(a) (b)
................. 55,275 439,989
2,283,236
a
IT Services  —  2 .5%
Accenture PLC , Class A .................... 1,491 446,033
Akamai Technologies, Inc.
(a)
.................. 7,005 564,463
Cloudflare, Inc. , Class A
(a)
................... 6,370 769,369
Cognizant Technology Solutions Corp. , Class A ..... 7,174 527,791
EPAM Systems, Inc.
(a)
...................... 2,482 389,451
Gartner, Inc.
(a)
........................... 1,076 453,082
GoDaddy, Inc. , Class A
(a)
.................... 3,185 599,831
International Business Machines Corp. .......... 2,644 639,372
MongoDB, Inc. , Class A
(a)
................... 2,015 346,922
Okta, Inc. , Class A
(a)
....................... 7,921 888,419
Snowflake, Inc. , Class A
(a)
................... 4,532 722,809
Twilio, Inc. , Class A
(a)
...................... 6,157 595,443
VeriSign, Inc.
(a)
.......................... 3,315 935,228
7,878,213
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 4,408 474,301
Avantor, Inc.
(a)
........................... 28,543 370,773
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,725 421,038
Bio-Techne Corp. ......................... 8,191 412,417
Danaher Corp. .......................... 2,308 460,054
Illumina, Inc.
(a)
........................... 4,133 320,721
IQVIA Holdings, Inc.
(a)
...................... 2,797 433,731
Mettler-Toledo International, Inc.
(a)
............. 480 513,873
Revvity, Inc. ............................ 5,144 480,604
Thermo Fisher Scientific, Inc. ................. 1,028 441,012
Waters Corp.
(a)
.......................... 1,579 549,066
West Pharmaceutical Services, Inc. ............ 1,755 370,814
5,248,404
a
Machinery  —  3 .1%
Caterpillar, Inc. .......................... 1,435 443,802
CNH Industrial N.V. ....................... 61,661 713,418
Cummins, Inc. ........................... 1,600 470,144
Deere & Co. ............................ 1,465 679,115
Dover Corp. ............................ 2,941 501,882
Fortive Corp. ............................ 7,938 553,199
Graco, Inc. ............................. 6,958 567,842
IDEX Corp. ............................. 2,649 460,847
Illinois Tool Works, Inc. ..................... 2,105 505,011
Ingersoll Rand, Inc. ....................... 5,651 426,255
Nordson Corp. ........................... 2,378 450,797
Otis Worldwide Corp. ...................... 5,887 566,741
PACCAR, Inc. ........................... 4,972 448,524
Parker-Hannifin Corp. ...................... 815 493,124
Pentair PLC ............................ 5,757 522,333
Snap-on, Inc. ........................... 1,696 532,222
Stanley Black & Decker, Inc. ................. 7,180 430,944
Westinghouse Air Brake Technologies Corp. ....... 3,006 555,328
Xylem, Inc. ............................. 4,859 585,850
9,907,378
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (b)
........ 1,435 $ 562,319
Comcast Corp. , Class A .................... 12,792 437,486
Fox Corp. , Class A , NVS .................... 8,171 406,834
Fox Corp. , Class B ........................ 5,200 240,448
Interpublic Group of Companies, Inc. (The) ....... 21,423 538,146
News Corp. , Class A , NVS .................. 21,212 575,270
Omnicom Group, Inc. ...................... 5,882 447,973
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 4,555 244,285
3,452,761
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 13,456 484,820
Newmont Corp. .......................... 14,285 752,534
Nucor Corp. ............................ 3,897 465,185
Reliance, Inc. ........................... 1,965 566,372
Steel Dynamics, Inc. ....................... 4,292 556,715
2,825,626
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 31,865 624,554
a
Multi-Utilities  —  2 .0%
Ameren Corp. ........................... 6,629 657,862
CenterPoint Energy, Inc. .................... 20,088 779,013
CMS Energy Corp. ........................ 9,020 664,323
Consolidated Edison, Inc. ................... 6,266 706,491
Dominion Energy, Inc. ...................... 10,368 563,812
DTE Energy Co. ......................... 5,104 699,248
NiSource, Inc. ........................... 17,009 665,222
Public Service Enterprise Group, Inc. ........... 6,770 541,126
Sempra ............................... 6,311 468,718
WEC Energy Group, Inc. .................... 6,145 673,000
6,418,815
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 7,816 498,114
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 2,805 648,263
Chevron Corp. ........................... 3,446 468,863
ConocoPhillips .......................... 10,551 940,305
Coterra Energy, Inc. ....................... 23,937 587,893
Devon Energy Corp. ....................... 15,399 468,283
Diamondback Energy, Inc. ................... 3,206 423,224
EOG Resources, Inc. ...................... 4,286 472,874
EQT Corp. ............................. 13,949 689,638
Expand Energy Corp. ...................... 6,333 657,999
Exxon Mobil Corp. ........................ 4,398 464,561
Hess Corp. ............................. 4,148 535,299
Kinder Morgan, Inc. ....................... 21,682 570,237
Marathon Petroleum Corp. .................. 3,675 504,982
Occidental Petroleum Corp. .................. 11,498 453,136
ONEOK, Inc. ............................ 5,363 440,624
Ovintiv, Inc. ............................. 14,777 496,212
Phillips 66 .............................. 4,495 467,750
Targa Resources Corp. ..................... 3,072 525,005
Texas Pacific Land Corp. .................... 439 565,814
Valero Energy Corp. ....................... 4,218 489,668
Williams Companies, Inc. (The) ............... 10,448 611,939
11,482,569
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 9,155 381,122
Southwest Airlines Co. ..................... 18,930 529,283
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
................ 6,051 $ 416,430
1,326,835
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,682 580,533
Kenvue, Inc. ............................ 25,406 599,581
1,180,114
a
Pharmaceuticals  —  1 .4%
Bristol-Myers Squibb Co. .................... 9,742 489,048
Eli Lilly & Co. ........................... 649 583,419
Johnson & Johnson ....................... 3,535 552,556
Merck & Co., Inc. ......................... 5,618 478,654
Pfizer, Inc. ............................. 20,987 512,293
Royalty Pharma PLC , Class A ................ 24,075 790,141
Viatris, Inc. ............................. 47,696 401,600
Zoetis, Inc. , Class A ....................... 3,248 507,987
4,315,698
a
Professional Services  —  2 .1%
Automatic Data Processing, Inc. ............... 1,836 551,902
Booz Allen Hamilton Holding Corp. , Class A ....... 3,512 421,510
Broadridge Financial Solutions, Inc. ............ 2,625 636,300
Dayforce, Inc.
(a)
.......................... 8,041 465,333
Equifax, Inc. ............................ 2,239 582,431
Jacobs Solutions, Inc. ...................... 4,090 506,342
Leidos Holdings, Inc. ...................... 3,089 454,639
Paychex, Inc. ........................... 4,007 589,510
Paycom Software, Inc. ..................... 2,718 615,328
SS&C Technologies Holdings, Inc. ............. 8,196 619,617
TransUnion ............................. 5,946 493,280
Verisk Analytics, Inc. ....................... 2,046 606,496
6,542,688
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 4,355 532,094
CoStar Group, Inc.
(a)
....................... 7,921 587,500
Zillow Group, Inc. , Class C , NVS
(a)
............. 8,200 552,106
1,671,700
a
Residential REITs  —  1 .8%
American Homes 4 Rent , Class A .............. 16,282 608,784
AvalonBay Communities, Inc. ................ 2,556 536,709
Camden Property Trust ..................... 5,054 575,145
Equity LifeStyle Properties, Inc. ............... 8,583 556,007
Equity Residential ........................ 8,085 568,052
Essex Property Trust, Inc. ................... 1,994 556,625
Invitation Homes, Inc. ...................... 17,917 612,582
Mid-America Apartment Communities, Inc. ........ 3,800 606,670
Sun Communities, Inc. ..................... 4,884 607,716
UDR, Inc. .............................. 13,639 571,202
5,799,492
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 24,694 493,386
Realty Income Corp. ....................... 10,294 595,611
Regency Centers Corp. .................... 8,421 607,828
Simon Property Group, Inc. .................. 3,269 514,475
2,211,300
a
Semiconductors & Semiconductor Equipment  —  3 .0%
Advanced Micro Devices, Inc.
(a)
............... 3,957 385,214
Analog Devices, Inc. ....................... 2,667 519,852
Applied Materials, Inc. ..................... 3,064 461,775
Broadcom, Inc. .......................... 3,029 582,992
Entegris, Inc. ............................ 5,840 462,061

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 3,343 $ 420,616
Intel Corp. ............................. 22,825 458,783
KLA Corp. .............................. 892 626,799
Lam Research Corp. ...................... 7,762 556,303
Marvell Technology, Inc. .................... 6,378 372,284
Microchip Technology, Inc. ................... 8,912 410,665
Micron Technology, Inc. ..................... 5,668 436,153
Monolithic Power Systems, Inc. ............... 999 592,507
NVIDIA Corp. ........................... 3,411 371,526
NXP Semiconductors N.V. ................... 2,611 481,233
ON Semiconductor Corp.
(a)
.................. 8,729 346,541
QUALCOMM, Inc. ........................ 3,468 514,859
Skyworks Solutions, Inc. .................... 7,426 477,343
Teradyne, Inc. ........................... 5,788 429,527
Texas Instruments, Inc. ..................... 2,718 435,016
9,342,049
a
Software  —  5 .7%
Adobe, Inc.
(a) (b)
........................... 1,036 388,479
ANSYS, Inc.
(a)
........................... 1,750 563,290
AppLovin Corp. , Class A
(a)
................... 2,009 541,044
Atlassian Corp. , Class A
(a)
................... 2,294 523,743
Autodesk, Inc.
(a)
.......................... 1,860 510,105
Bentley Systems, Inc. , Class B ................ 12,714 546,575
Cadence Design Systems, Inc.
(a)
.............. 1,874 557,965
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,656 710,209
Datadog, Inc. , Class A
(a)
.................... 4,592 469,119
DocuSign, Inc.
(a)
......................... 7,490 612,307
Dynatrace, Inc.
(a)
......................... 11,448 537,713
Fair Isaac Corp.
(a)
......................... 248 493,441
Fortinet, Inc.
(a)
........................... 5,883 610,420
Gen Digital, Inc. .......................... 19,986 517,038
HubSpot, Inc.
(a)
.......................... 853 521,609
Intuit, Inc. .............................. 786 493,191
Manhattan Associates, Inc.
(a)
................. 2,128 377,486
Microsoft Corp. .......................... 1,179 466,012
MicroStrategy, Inc. , Class A
(a)
................. 1,756 667,473
Nutanix, Inc. , Class A
(a)
..................... 8,496 583,675
Oracle Corp. ............................ 2,819 396,690
Palantir Technologies, Inc. , Class A
(a)
........... 9,309 1,102,558
Palo Alto Networks, Inc.
(a) (b)
.................. 2,803 523,965
PTC, Inc.
(a)
............................. 3,124 484,126
Roper Technologies, Inc. .................... 1,023 572,962
Salesforce, Inc. .......................... 1,592 427,786
Samsara, Inc. , Class A
(a) (b)
................... 11,325 449,150
ServiceNow, Inc.
(a)
........................ 529 505,200
Synopsys, Inc.
(a)
......................... 1,035 475,075
Tyler Technologies, Inc.
(a)
................... 980 532,434
Workday, Inc. , Class A
(a)
.................... 2,100 514,500
Zoom Communications, Inc. , Class A
(a)
.......... 7,067 547,975
Zscaler, Inc.
(a) (b)
.......................... 2,843 643,001
17,866,316
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 2,930 660,451
Crown Castle, Inc. ........................ 5,756 608,755
Digital Realty Trust, Inc. .................... 3,265 524,163
Equinix, Inc. ............................ 639 550,019
Extra Space Storage, Inc. ................... 3,624 530,989
Gaming and Leisure Properties, Inc. ............ 12,661 605,955
Iron Mountain, Inc. ........................ 5,132 460,186
Public Storage ........................... 1,739 522,448
SBA Communications Corp. , Class A ............ 2,778 676,165
VICI Properties, Inc. ....................... 19,128 612,479
Security Shares Value
a
Specialized REITs (continued)
Weyerhaeuser Co. ........................ 19,597 $ 507,758
6,259,368
a
Specialty Retail  —  2 .6%
AutoZone, Inc.
(a)
......................... 185 696,081
Best Buy Co., Inc. ........................ 6,715 447,824
Burlington Stores, Inc.
(a)
.................... 2,303 518,267
CarMax, Inc.
(a) (b)
.......................... 7,987 516,519
Carvana Co. , Class A
(a)
..................... 2,503 611,608
Dick's Sporting Goods, Inc. .................. 3,110 583,872
Home Depot, Inc. (The) .................... 1,316 474,405
Lowe's Companies, Inc. .................... 2,057 459,863
O'Reilly Automotive, Inc.
(a)
................... 466 659,483
Ross Stores, Inc. ......................... 4,203 584,217
TJX Companies, Inc. (The) .................. 4,647 597,976
Tractor Supply Co. ........................ 10,724 542,849
Ulta Beauty, Inc.
(a)
........................ 1,605 635,002
Williams-Sonoma, Inc. ..................... 4,758 734,968
8,062,934
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 2,236 475,150
Dell Technologies, Inc. , Class C ............... 4,240 389,062
Hewlett Packard Enterprise Co. ............... 27,436 445,012
HP, Inc. ............................... 16,127 412,367
NetApp, Inc. ............................ 5,073 455,302
Pure Storage, Inc. , Class A
(a)
................. 12,369 561,058
Seagate Technology Holdings PLC ............. 6,176 562,201
Super Micro Computer, Inc.
(a) (b)
................ 30,497 971,634
Western Digital Corp.
(a)
..................... 9,654 423,425
4,695,211
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 3,368 373,275
Lululemon Athletica, Inc.
(a)
................... 1,801 487,657
NIKE, Inc. , Class B ....................... 7,460 420,744
1,281,676
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 10,391 614,628
Philip Morris International, Inc. ................ 4,453 763,066
1,377,694
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 7,053 571,081
Ferguson Enterprises, Inc. .................... 2,871 487,094
United Rentals, Inc. ....................... 678 428,123
Watsco, Inc. ............................ 1,122 515,941
WW Grainger, Inc. ........................ 484 495,766
2,498,005
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 4,564 670,954
Essential Utilities, Inc. ...................... 16,289 669,966
1,340,920
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 2,273 561,317
a
Total Long-Term Investments — 99.8%
(Cost: $ 298,965,497 ) ................................ 313,205,332

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 4,858,013 $ 4,859,957
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 496,067 496,067
a
Total Short-Term Securities — 1.7%
(Cost: $ 5,350,880 ) .................................. 5,356,024
Total Investments — 101.5%
(Cost: $ 304,316,377 ) ................................ 318,561,356
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (4,671,053)
Net Assets — 100.0% ................................. $ 313,890,303
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,917,831  $ —  $ (2,057,569)
(a)
$ 1,015  $ (1,320) $ 4,859,957  4,858,013  $ 12,206
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 382,418  113,649
(a)
—  —  —  496,067  496,067  24,403  —
BlackRock, Inc. .... 534,665  59,967  (135,342) 28,268  7,971  495,529  542  8,606  —
$ 29,283  $ 6,651
$ 5,851,553
$ 45,215  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 1 06/20/25 $ 279 $ 13,694
E-Mini S&P MidCap 400 Index ............................................................ 1 06/20/25 286 (9,281)
$ 4,413

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Size Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 313,205,332 $ — $ — $ 313,205,332
Short-Term Securities
Money Market Funds ...................................... 5,356,024 — — 5,356,024
$ 318,561,356 $ — $ — $ 318,561,356
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,694 $ — $ — $ 13,694
Liabilities
Equity Contracts ........................................... (9,281) — — (9,281)
$ 4,413 $ — $ — $ 4,413
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust